Consolidated Statements of Net Loss and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Statement of comprehensive income [abstract]
Revenue		$ 81,764	$ 80,057	$ 69,823
Operating expenses
Cost of goods sold		19,635	23,838	18,378
Amortization of other asset		0	2,441	4,882
Research and development expenses, net of tax credits of $ 539 (2022 - $ 316; 2021 – $ 277)		30,370	36,939	28,274
Selling expenses		26,769	39,391	28,909
General and administrative expenses		15,617	17,356	14,616
Total operating expenses		92,391	119,965	95,059
Loss from operating activities		(10,627)	(39,908)	(25,236)
Finance income		2,147	673	195
Finance costs		(15,056)	(7,559)	(6,621)
Finance income cost		(12,909)	(6,886)	(6,426)
Loss before income taxes		(23,536)	(46,794)	(31,662)
Income tax expense		(421)	(443)	(63)
Net loss		(23,957)	(47,237)	(31,725)	[1]
Items that may be reclassified to net profit (loss) in the future
Net change in fair value of financial assets at fair value through other comprehensive income ("FVOCI")		299	(360)	(197)
Exchange differences on translation of foreign operations		0	789	634
Other comprehensive income that will be reclassified to profit or loss, net of tax		299	429	437
Total comprehensive loss		$ (23,658)	$ (46,808)	$ (31,288)
Loss per share
Basic earnings (loss) per share	[2]	$ (91)	$ (198)	$ (137)
Diluted earnings (loss) per share	[2]	$ (91)	$ (198)	$ (137)

[1]	The company voluntarily changed its accounting policy to classify interest paid and received as part of operating activities, see Note 1.
[2]	See note 1 for share consolidation.